15. Share Capital	12 Months Ended
Jun. 30, 2023
Notes
15. Share Capital

15.Share Capital

Authorized share capital

The Company is authorized to issue an unlimited number of common shares without par value.

Common shares issued and outstanding as at June 30, 2023, 2022 and 2021 are as follows:

	Number of common shares	Amount
	#	$
Balance, June 30, 2020	13,008,006	5,745,369
Shares issued from exercise of warrants (a)	2,170	4,883
Balance, June 30, 2021	13,010,176	5,750,252
Shares issued on initial public offering (b)	3,680,000	34,988,520
Shares issue costs (b)	-	(4,233,129)
Shares issued on conversion of debentures (c)	751,163	857,399
Shares issued on vesting of restricted share units (d)	240,000	1,950,645
Shares issued from exercise of warrants (e)	243,419	419,946
Balance, June 30, 2022	17,924,758	39,733,633
Shares issued on debt settlement (f)	240,000	800,366
Shares issued from exercises of warrants (g)	21,052	36,774
Balance, June 30, 2023	18,185,810	40,570,773

Share capital transactions for the year ended June 30, 2021

(a)During the year ended June 30, 2021, 2,170 common shares were issued as a result of the exercise of Warrants for cash proceeds of $4,883.

Share capital transactions for the year ended June 30, 2022

(b)On November 23, 2021, the Company completed the IPO through the issuance of 3,680,000 common shares, including 480,000 common shares issued under the underwriters’ over-allotment option, at a price of $9.51 (USD $7.50) per share for gross proceeds of $34,988,520 (USD $27,600,000). In connection with the IPO, the Company granted the underwriters 184,000 Finders’ Warrants with each Finders’ Warrant exercisable into one common share of the Company at the price of USD $9.375 until November 19, 2026 (see Notes 13 and 18). In addition, the Company paid total issuance costs of $2,995,448 comprised of (i) a cash commission of $2,624,139 to the underwriters, (ii) underwriters’ fees of $304,248, and (iii) other closing expenses of $67,061.

15.Share Capital (continued)

Share capital transactions for the year ended June 30, 2022 (continued)

(c)On November 23, 2021, the Company also issued 751,163 common shares for the conversion of all outstanding Debentures at a conversion price of $1.25 per common share. The total amount of $863,294 was transferred from derivative liabilities to share capital.

(d)On January 9, 2022, the Company issued 240,000 common shares as a result of the vesting of RSUs. These common shares were valued at an amount of $1,950,645. See Note 16 for more details.

(e)During the year ended June 30, 2022, 243,419 common shares were issued as a result of the exercise of Warrants for cash proceeds of $365,114.

Share capital transactions for the year ended June 30, 2023

(f)On January 25, 2023, the Company issued 240,000 common shares with a fair value of $800,366 to settle a debt (the “Shares-for-Debt Settlement”) of USD $480,000 owed by a director to a third-party, in relation to services provided by the third-party related to the requisitioning of a shareholders’ meeting, which the Company had agreed to complete the settlement on behalf of the director. As a result of the Shares-for-Debt Settlement, the Company recorded a loss on settlement of $157,501 on the consolidated statements of loss and comprehensive loss.

(g)During the year ended June 30, 2023, 21,052 common shares were also issued as a result of the exercise of Warrants for cash proceeds of $31,578.